Employee Benefits - Schedule of Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Amount recognized in other comprehensive income	$ (42,541)	$ (9,039)	$ (33,385)
Present Value of Defined Benefit Obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Actuarial gains recognized in other comprehensive income	(49,926)	5,322	(38,205)
Return on plan assets adjustment	7,385	(14,361)	4,672
Adjustments for translation			148
Amount recognized in other comprehensive income	$ (42,541)	$ (9,039)	$ (33,385)